Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of fair value measurement of liabilities [line items]
Cash	$ 190,900	$ 235,700
Cash equivalents	0	0
Financial liabilities	3,784,046	4,140,732	[1]	$ 3,890,436
Borrowings | At fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,362,000	2,753,000
Borrowings | At cost
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 2,464,000	2,760,000
Due to related parties (current and non-current) | Brookfield
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		411,300
Due to related parties (current and non-current) | At fair value | Brookfield
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities		$ 351,400

[1]	See Note 2i for further details.